Taxes - Income tax - Net current tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Net current tax assets / (liabilities) in the opening balance	€ (545)	€ (629)	€ (636)
Cash tax payments / (reimbursements)	1,028	(1,160)	1,079
Change in income statement	(750)	1,245	(1,093)
Change in retained earnings	29	(2)	48
Changes in the scope of consolidation	1	0	(1)
Translation adjustment	(7)	4	(1)
Reclassifications and other items	0	(4)	(24)
Net current tax assets / (liabilities) in the closing balance	€ (244)	€ (545)	€ (629)